Share-based compensation - Summary of main features of one-time award package (Details)	Jan. 20, 2021 Options
Share Options (Alignment Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	6,478,761
Annual vesting percentage	25.00%
Phantom Shares (Restoration Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	1,875,677